MainStay Marketfield Fund (Third Prospectus Summary) | MainStay Marketfield Fund
Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	1.39%
Distribution and/or Service (12b-1) Fees		none
Dividend Expense on Securities Sold Short	[2]	0.80%
Broker Fees and Charges on Short Sales	[2]	0.28%
Remainder of Other Expenses	[2]	0.04%
Total Other Expenses	[2]	1.12%
Acquired (Underlying) Fund Fees and Expenses		0.07%
Total Annual Fund Operating Expenses		2.58%
[1]	The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets in excess of $15 billion.
[2]	Restated to reflect current fees.

Example
Expense Example (USD $)	Class R6
1 Year	261
3 Years	802
5 Years	1,370
10 Years	2,915